Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Breakdown of Fair Value Hierarchy Levels
The following table presents the assets and liabilities measured at fair value on a recurring basis, segregated between levels of the fair value hierarchy.

	12/31/2025				12/31/2024
	Level 1	Level 2	Level 3	Fair value	Level 1	Level 2	Level 3	Fair value
Financial assets	616,603	128,416	723	745,742	535,394	128,576	2,158	666,128
Financial assets at fair value through other comprehensive income	128,557	3,662	254	132,473	103,319	2,766	218	106,303
Government securities	120,890	-	-	120,890	98,873	-	-	98,873
Brazil	81,763	-	-	81,763	64,377	-	-	64,377
Latin America	25,143	-	-	25,143	21,470	-	-	21,470
Abroad	13,984	-	-	13,984	13,026	-	-	13,026
Corporate securities	6,948	3,603	252	10,803	3,937	2,709	218	6,864
Rural product note	-	-	-	-	-	126	-	126
Bank deposit certificates	-	167	-	167	-	83	-	83
Real estate receivables certificates	-	222	-	222	-	57	-	57
Debentures	2,248	1,913	252	4,413	761	519	218	1,498
Eurobonds and other	4,700	1,171	-	5,871	3,162	1,650	-	4,812
Financial credit bills	-	5	-	5	-	53	-	53
Other	-	125	-	125	14	221	-	235
Shares	719	59	2	780	509	57	-	566
Financial assets at fair value through profit or loss	488,046	124,754	469	613,269	432,075	125,810	1,940	559,825
Government securities	398,919	3,955	-	402,874	364,740	2,810	-	367,550
Brazil	392,506	3,952	-	396,458	358,886	2,810	-	361,696
Latin America	6,012	3	-	6,015	4,381	-	-	4,381
Abroad	401	-	-	401	1,473	-	-	1,473
Corporate securities	75,221	69,789	365	145,375	58,396	69,062	1,834	129,292
Rural product note	-	636	-	636	-	941	-	941
Bank deposit certificates	-	1,108	-	1,108	-	450	-	450
Real estate receivables certificates	249	1,714	83	2,046	265	1,289	100	1,654
Debentures	71,016	26,612	278	97,906	55,942	29,466	1,734	87,142
Eurobonds and other	3,001	97	-	3,098	1,968	23	-	1,991
Financial bills	-	37,343	2	37,345	-	33,071	-	33,071
Promissory and commercial notes	-	1,174	-	1,174	-	1,216	-	1,216
Other	955	1,105	2	2,062	221	2,606	-	2,827
Shares	12,126	12,945	104	25,175	7,659	18,115	106	25,880
Investment funds	1,780	38,065	-	39,845	1,280	35,823	-	37,103
Designated as fair value through profit or loss	15,505	-	-	15,505	318	-	-	318
Government securities	15,505	-	-	15,505	318	-	-	318
Brazil	57	-	-	57	43	-	-	43
Latin America	15,448	-	-	15,448	275	-	-	275
Other financial assets	-	3,092	-	3,092	-	1,612	-	1,612
Non-financial assets	4,139	-	-	4,139	2,345	-	-	2,345
Financial liabilities	-	(1,686)	-	(1,686)	-	(862)	-	(862)
Financial liabilities at fair value through profit or loss	-	(1,686)	-	(1,686)	-	(862)	-	(862)
Structured notes	-	(57)	-	(57)	-	(318)	-	(318)
Other financial liabilities	-	(1,629)	-	(1,629)	-	(544)	-	(544)

Schedule of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2025				12/31/2024
	Level 1	Level 2	Level 3	Fair value	Level 1	Level 2	Level 3	Fair value
Assets	21	72,982	381	73,384	5	92,062	372	92,439
Options	-	11,707	19	11,726	-	21,139	31	21,170
Forward	4	4,586	17	4,607	-	1,721	18	1,739
Swaps	-	46,839	345	47,184	-	55,106	322	55,428
NDF	-	8,351	-	8,351	-	12,207	-	12,207
Credit derivatives	-	615	-	615	-	632	1	633
Other	17	884	-	901	5	1,257	-	1,262
Liabilities	(418)	(67,760)	(1,582)	(69,760)	(67)	(85,171)	(175)	(85,413)
Options	(30)	(8,350)	(22)	(8,402)	-	(20,580)	(8)	(20,588)
Forward	(338)	(4,028)	(15)	(4,381)	-	(1,435)	(15)	(1,450)
Swaps	-	(43,908)	(1,545)	(45,453)	-	(51,242)	(152)	(51,394)
NDF	-	(10,929)	-	(10,929)	-	(10,761)	-	(10,761)
Credit derivatives	-	(367)	-	(367)	-	(795)	-	(795)
Other	(50)	(178)	-	(228)	(67)	(358)	-	(425)

Schedule of Level 3 Recurring Fair Value Changes
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivatives classified in Level 3 correspond to swaps and options.

	Fair value at 12/31/2024	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in the hierarchy	Fair value at 12/31/2025	Total gains or losses (unrealized)
01/01/2024		Income	Other comprehensive income
Financial assets	2,158	200	5	64	(1,640)	(64)	723	(277)
At fair value through other comprehensive income	218	46	5	6	(22)	1	254	(1)
Corporate securities	218	46	5	6	(22)	(1)	252	(1)
Debentures	218	46	5	-	(16)	(1)	252	(1)
Financial bills	-	-	-	6	(6)	-	-	-
Shares	-	-	-	-	-	2	2	-
At fair value through profit or loss	1,940	154	-	58	(1,618)	(65)	469	(276)
Corporate securities	1,834	198	-	16	(1,618)	(65)	365	(120)
Real estate receivables certificates	100	8	-	1	-	(26)	83	(75)
Debentures	1,734	190	-	3	(1,606)	(43)	278	(45)
Eurobonds and other	-	-	-	12	(12)	-	-	-
Financial bills	-	-	-	-	-	2	2	-
Other	-	-	-	-	-	2	2	-
Shares	106	(44)	-	42	-	-	104	(156)
Derivatives – assets	372	134	-	349	(223)	(251)	381	(265)
Forward	18	(2)	-	1	-	-	17	-
Option	31	(7)	-	108	(113)	-	19	(37)
Swaps	322	143	-	240	(109)	(251)	345	(228)
Credit derivatives	1	-	-	-	(1)	-	-	-
Derivatives – liabilities	(175)	(402)	-	(1,356)	430	(79)	(1,582)	390
Forward	(15)	-	-	(15)	15	-	(15)	-
Option	(8)	(19)	-	(75)	79	1	(22)	(6)
Swaps	(152)	(383)	-	(1,266)	336	(80)	(1,545)	396

	Fair value at 12/31/2023	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in the hierarchy	Fair value at 12/31/2024	Total gains or Losses (unrealized)
		Income	Other comprehensive income
Financial assets	2,371	298	6	1,713	(957)	(1,273)	2,158	(994)
At fair value through other comprehensive income	253	12	6	504	(372)	(185)	218	-
Corporate securities	60	12	6	504	(179)	(185)	218	-
Debentures	-	7	(1)	216	(144)	140	218	-
Eurobonds and other	60	5	7	288	(35)	(325)	-	-
Shares	193	-	-	-	(193)	-	-	-
At fair value through profit or loss	2,118	286	-	1,209	(585)	(1,088)	1,940	(994)
Corporate securities	2,047	250	-	1,206	(581)	(1,088)	1,834	(896)
Real estate receivables certificates	126	(27)	-	83	(95)	13	100	(78)
Debentures	1,895	306	-	950	(259)	(1,158)	1,734	(818)
Promissory notes	17	-	-	-	-	(17)	-	-
Eurobonds and other	5	(41)	-	132	(87)	(9)	-	-
Financial bills	4	-	-	-	(4)	-	-	-
Other	-	12	-	41	(136)	83	-	-
Shares	71	36	-	3	(4)	-	106	(98)
Derivatives - assets	262	176	-	235	(216)	(85)	372	270
Forward	19	(1)	-	-	-	-	18	-
Option	6	13	-	67	(47)	(8)	31	(2)
Swaps	236	164	-	168	(169)	(77)	322	271
Credit derivatives	1	-	-	-	-	-	1	1
Derivatives - liabilities	(389)	(215)	-	(306)	239	496	(175)	13
Forward	(16)	1	-	-	-	-	(15)	-
Option	(1)	17	-	(54)	23	7	(8)	7
Swaps	(372)	(233)	-	(252)	216	489	(152)	6

Schedule of Sensitivity Analyses Operations

Sensitivity – Level 3 Operations		12/31/2025		12/31/2024
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(5.6)	(0.1)	(7.4)	(0.1)
	II	(141.6)	(3.2)	(185.8)	(3.1)
	III	(283.7)	(6.4)	(372.2)	(6.2)
Commodities, Indexes and Shares	I	(5.4)	-	(5.7)	-
	II	(10.8)	-	(11.4)	-
Nonlinear	I	(25.5)	-	(25.1)	-
	II	(40.8)	-	(45.8)	-

Schedule of Estimated Fair Value for Financial Assets and Liabilities
The following table presents the book value and estimated fair value for financial assets and liabilities measured at amortized cost

	12/31/2025		12/31/2024
	Book value	Fair value	Book value	Fair value
Financial assets at amortized cost (1)	2,042,788	2,041,928	1,912,804	1,908,145
Central Bank of Brazil deposits	167,275	167,275	160,698	160,698
Interbank deposits	66,169	66,169	66,925	66,925
Securities purchased under agreements to resell	280,592	280,592	243,219	243,219
Securities	327,473	326,895	323,852	322,079
Loan and lease operations	1,037,250	1,036,968	981,397	978,511
Other financial assets	164,029	164,029	136,713	136,713
Financial liabilities at amortized cost	2,350,901	2,347,651	2,148,776	2,150,952
Deposits	1,114,482	1,114,434	1,054,741	1,054,745
Securities sold under repurchase agreements	434,607	434,607	388,787	388,787
Interbank market funds	406,170	402,669	372,294	372,587
Institutional market funds	154,194	154,493	140,547	142,426
Other financial liabilities	241,448	241,448	192,407	192,407
1) Amounts presented net of the provision for expected loss.